UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09151

Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.7%

Principal Amount (000’s omitted)	Security	Value
Bond Bank — 2.8%
$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,041,050
		$1,041,050
Cogeneration — 5.2%
$315	Carbon County Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$320,922
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	488,885
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	499,960
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	634,358
		$1,944,125
Electric Utilities — 3.2%
$600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$602,322
600	York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	581,514
		$1,183,836
Escrowed/Prerefunded — 16.6%
$600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$669,222
600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	678,036
1,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	1,583,610
500	Monroe County Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	570,685
925	Montgomery County Higher Education and Health Authority, (Foulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/30	986,596
1,000	Pennsylvania Higher Educational Facilities Authority, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,028,330
600	Philadelphia Higher Education Facilities Authority, (Chestnut Hill College), Prerefunded to 10/1/09, 6.00%, 10/1/29	636,204
		$6,152,683
General Obligations — 2.7%
$1,000	Daniel Boone Area School District, 5.00%, 8/15/32	$1,002,310
		$1,002,310
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$94,227
		$94,227
Hospital — 10.7%
$1,250	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	$1,217,575
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,336,410
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	894,106
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	517,785
		$3,965,876
Housing — 13.8%
$520	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$440,778
1,205	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 5.00%, 5/1/35	1,039,843

$990	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	$803,444
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,088,412
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	853,100
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	875,610
		$5,101,187
Industrial Development Revenue — 7.4%
$500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	$490,945
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	994,190
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	406,585
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	871,255
		$2,762,975
Insured-Education — 26.7%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$518,835
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	1,912,445
1,000	Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,007,430
1,155	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (MBIA), 5.00%, 5/1/37	1,149,687
2,000	Pennsylvania Higher Educational Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,026,980
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 5.00%, 4/1/33	1,003,090
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadephia), (AGC), 5.00%, 11/1/37	500,360
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	515,345
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	383,006
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	884,266
		$9,901,444
Insured-Electric Utilities — 1.6%
$630	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$605,273
		$605,273
Insured-Escrowed/Prerefunded — 24.7%
$650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	$693,297
2,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	2,600,182
1,801	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	1,924,038
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	2,671,534
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,253,780
		$9,142,831
Insured-General Obligations — 3.2%
$1,000	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27(3)(4)	$1,187,420
		$1,187,420
Insured-Hospital — 14.5%
$500	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	$490,205
1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(2)	1,429,402

$1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	$1,508,235
2,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,965,360
		$5,393,202
Insured-Lease Revenue/Certificates of Participation — 3.2%
$1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	$1,183,385
		$1,183,385
Insured-Special Tax Revenue — 7.0%
$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,006,880
9,870	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	706,593
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	221,323
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	413,390
2,100	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	243,600
		$2,591,786
Insured-Transportation — 11.7%
$1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/38	$1,000,690
500	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	472,580
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,008,899
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,869,156
		$4,351,325
Insured-Water and Sewer — 5.8%
$585	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/40	$516,900
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 11/1/36	777,236
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	502,090
360	Philadelphia Water and Wastewater Revenue, (FGIC), 5.00%, 11/1/31	355,594
		$2,151,820
Senior Living/Life Care — 5.6%
$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27(5)	$645,420
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	466,860
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	504,450
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	181,816
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	261,891
		$2,060,437
Transportation — 2.1%
$40	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$40,269
485	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	482,255
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	266,233
		$788,757
Water and Sewer — 3.9%
$750	Harrisburg Water Authority, 5.25%, 7/15/31	$744,030
750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	705,330
		$1,449,360
Total Tax-Exempt Investments — 172.7% (identified cost $64,587,104)		$64,055,309
Other Assets, Less Liabilities — (12.0)%		$(4,465,259)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.7)%		$(22,510,136)
Net Assets Applicable to Common Shares — 100.0%		$37,079,914

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. In addition, 15.9% of the Trust’s total investments at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 57.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 20.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $1,187,420 or 3.2% of the Trust’s net assets applicable to common shares.

(5)	Security is in default with respect to scheduled principal payments.

A summary of financial instruments at August 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	95 U.S. Treasury Bond	Short	(11,185,918)	$(11,144,688)	$41,230

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Depreciation
Lehman Brothers, Inc.	$1,825,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008 / September 28, 2038	$(44,360)
Morgan Stanley Capital Services, Inc.	925,000	5.428	3-month USD- LIBOR-BBA	September 10, 2008 / September 10, 2038	(88,901)
					$(133,261)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,269,091
Gross unrealized appreciation	$1,918,340
Gross unrealized depreciation	(2,427,902)
Net unrealized depreciation	$(509,562)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At August 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 Quoted Prices	$—	$41,230
Level 2 Other Significant Observable Inputs	64,055,309	(133,261)
Level 3 Significant Unobservable Inputs	—	—
Total	$64,055,309	$(92,031)

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor.  Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract.  Future cash flows are discounted to their present value using swap curves provided  by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 23, 2008